Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets
Schedule of the entity's identified intangible assets

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2014:
Core deposit premium	$58,675	$58,379	$296
Identified intangible (contract rights)	2,022	1,521	501

Total identified intangibles	$60,697	$59,900	$797

December 31, 2013:
Core deposit premium	$58,675	$56,298	$2,377
Identified intangible (contract rights)	2,022	1,213	809

Total identified intangibles	$60,697	$57,511	$3,186

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter
Total
(in thousands)
2015	$452
2016	295
2017	25
2018	25
2019	—
Thereafter	—

Total	$797